Endowments
                           One Market, Steuart Tower
                                   Suite 1800
                        San Francisco, California 94105




Mailing address:
P.O. Box 7650
San Francisco, California 94120-7650
Phone (415) 421 9360




October 5, 2004


Document Control
U.S. Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, N.W. Washington, D.C. 20549

Re:      Endowments
         File Nos. 2-34371 and 811-1884

Ladies/Gentlemen:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on September 30, 2004 of Registrant's Post-Effective Amendment No. 55 under the Securities Act of 1933 and Amendment No. 34 under the Investment Company Act of 1940.

Sincerely,

/s/ Patrick F. Quan

Patrick F. Quan
Secretary

cc: Linda Stirling (Division of Investment Management)